CONCENTRATIONS OF RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 4 – CONCENTRATIONS OF RISK

Accounts Receivable

The Company has a concentration of credit risk with its accounts receivable balance. At June 30, 2026, five large customers individually accounted for $332,549, $185,298, $167,447, $149,780, and $130,431, or 18.04%, 10.05%, 9.08%, 8.12%, and 7.07%, respectively.

At December 31, 2025, seven large customers individually accounted for $159,073, $143,994, $113,939, $95,381, $88,446, $79,048, and $70,322, or 14.24%, 12.89%, 10.20%, 8.54%, 7.92%, 7.08%, and 6.30%, respectively.

Customer Concentrations

The Company has a concentration of customers. For the three months ended June 30, 2026, four customers individually accounted for $5,450,020, $2,715,861, $1,426,270, and $916,722, or approximately 34.07%, 16.98%, 8.92%, and 5.73% of our revenues, respectively. For the three months ended June 30, 2025, three customers individually accounted for $2,907,835, $1,817,648 and $996,500, or approximately 26.45%, 16.53% and 9.06% of our revenues, respectively.

The Company has a concentration of customers. For the six months ended June 30, 2026, four customers individually accounted for $10,658,938, $4,761,815, $2,282,525, and $2,004,637, or approximately 33.03%, 14.76%, 7.07%, and 6.21% of our revenues, respectively. For the six months ended June 30, 2025, two customers individually accounted for $5,387,248 and $3,111,895, or approximately 29.39% and 16.98% of our revenues, respectively.

The loss of, or a significant reduction in business from, any of these customers could have a material adverse effect on the Company’s results of operations and cash flows.

Vendor Concentrations

For the three months ended June 30, 2026 or June 30, 2025, no supplier individually accounted for more than 5% of total cost of revenues.

During the six months ended June 30, 2026, no supplier individually accounted for more than 5% of total cost of revenues. For the six months ended June 30, 2025, one vendor individually accounted for $659,842 or approximately 5.18% of cost of revenues.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.

NOTE 4 – CONCENTRATIONS OF RISK

During the years ended December 31, 2025 and 2024, no supplier accounted for more than 5% of the Company’s cost of revenues.

Accounts Receivable

The Company has a concentration of credit risk with its accounts receivable balance. At December 31, 2025, seven certain large customers individually accounted for $159,073, $143,994, $113,939, $95,381, $88,446, $79,048, and $70,322, or 14.24%, 12.89%, 10.20%, 8.54%, 7.92%, 7.08%, and 6.30%, respectively. At December 31, 2024, six certain large customers individually accounted for $156,535, $145,703, $140,978, $130,518, $109,900, $83,387, and $67,214, or 12.48%, 11.62%, 11.24%, 10.40%, 8.76%, 6.65%, and 5.36%, respectively.

Customer Concentrations

The Company has a concentration of customers. For the fiscal year ended December 31, 2025, two large customers individually accounted for $12,073,690 and $5,482,886, or approximately 25.88% and 11.75% of our revenues, respectively. For the fiscal year ended December 31, 2024, two large customers individually accounted for $18,654,928 and $1,683,325, or approximately 55.99% and 5.05% of our revenues, respectively.

Supplier Concentrations

The Company does not have a concentration of suppliers.

The Company’s sales are concentrated in the Virginia and northeastern North Carolina markets.